Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net (loss) income	$ (50,659,736)	$ 5,039,536
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	7,831,600	5,443,162
Amortization of operating lease right-of-use assets	75,481	168,358
Credit losses and allowance for doubtful accounts, net of recovery	183,472	2,164,417
Impairment loss of intangible assets	38,438,830
Equity-settled share-based payments	13,466,620	1,418,993
Change in fair value of warrant liability	(128,286)	(3,734,131)
Changes in operating assets and liabilities:
Accounts receivable, net	(11,817,434)	(50,478)
Advances to vendors, net	135,429	(2,468,994)
Prepayments and other assets	144,283	269,450
Amounts due from related parties	(28,547)
Accounts payable	79,714	585,149
Advance from customers	(1,857,292)	1,515,151
Taxes payable	668,891	(544,799)
Cost of intangible assets sold	4,399,082
Accrued expenses and other liabilities	1,122,289	438,596
Lease liabilities	(69,697)	(112,621)
Net cash provided by operating activities	1,984,699	10,131,789
Cash flows from investing activities
Purchase of property and equipment		(13,544)
Purchase of intangible assets	(7,023,187)	(17,393,726)
Investment in short drama	(23,551)
Net cash used in investing activities	(7,046,738)	(17,407,270)
Cash flows from financing activities
Proceeds from short-term bank loans	1,355,961	1,894,922
Repayments of short-term bank loans	(2,562,908)	(2,005,310)
Net proceeds from issuance of ordinary shares and warrant with a private placement		2,500,000
Net proceeds from issuance of ordinary shares in private placement, net of issuance costs	4,893,821
Net cash provided by financing activities	3,686,874	2,389,612
Effect of foreign exchange rate on cash	35,475	(181,534)
Net decrease in cash	(1,339,690)	(5,067,403)
Cash and restricted cash at the beginning of the period	4,172,732	11,068,560
Cash and restricted cash at the end of the period	2,833,042	6,001,157
Supplemental disclosures of cash flow information:
Income taxes paid	1,147	25,769
Interest paid	69,387	97,187
Cash paid for amounts included in the measurement of lease liabilities - operating	112,913
Non-cash transactions of investing and financing activities:
Initial recognition of warrant liabilities		14,493,455
Liability extinguished upon exercise of warrants		9,909,270
Initial issuance cost of warrants allocated to equity		$ 11,993,465